Document and Entity Information	0 Months Ended
Dec. 12, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 12, 2013
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	Dec. 12, 2013
Document Effective Date	Dec. 12, 2013
Prospectus Date	May 01, 2013
Dreyfus Institutional Reserves Treasury Fund | Institutional Shares
Risk/Return:
Trading Symbol	DNSXX
Dreyfus Institutional Reserves Treasury Fund | Hamilton Shares
Risk/Return:
Trading Symbol	DHLXX
Dreyfus Institutional Reserves Treasury Fund | Agency Shares
Risk/Return:
Trading Symbol	DGYXX
Dreyfus Institutional Reserves Treasury Fund | Premier Shares
Risk/Return:
Trading Symbol	DRRXX
Dreyfus Institutional Reserves Treasury Fund | Classic Shares
Risk/Return:
Trading Symbol	DSSXX
Dreyfus Institutional Reserves Treasury Prime Fund | Institutional Shares
Risk/Return:
Trading Symbol	DUPXX
Dreyfus Institutional Reserves Treasury Prime Fund | Hamilton Shares
Risk/Return:
Trading Symbol	DHMXX
Dreyfus Institutional Reserves Treasury Prime Fund | Premier Shares
Risk/Return:
Trading Symbol	DMEXX